Property, plant and equipment - Schedule of Plant, Property and Equipment (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Cost	$ 11,811.3	$ 11,176.3
Accumulated depreciation	2,061.4	1,726.2
Net book value	9,749.9	9,450.1
Land
Property, Plant and Equipment [Line Items]
Cost	119.5	117.7
Accumulated depreciation	0.0	0.0
Net book value	119.5	117.7
Utility plant
Property, Plant and Equipment [Line Items]
Cost	11,007.0	10,366.2
Accumulated depreciation	1,918.1	1,596.8
Net book value	9,088.9	8,769.4
Utility plant | Construction-in-progress
Property, Plant and Equipment [Line Items]
Cost	399.5	426.2
Accumulated depreciation	0.0	0.0
Net book value	399.5	426.2
Hydro: generation facilities and other
Property, Plant and Equipment [Line Items]
Cost	272.3	258.6
Accumulated depreciation	143.3	129.4
Net book value	129.0	129.2
Hydro: generation facilities and other | Construction-in-progress
Property, Plant and Equipment [Line Items]
Cost	13.0	7.6
Accumulated depreciation	0.0	0.0
Net book value	13.0	7.6
Regulated Services Group
Property, Plant and Equipment [Line Items]
Cost of distribution assets	3.4	3.4
Accumulated depreciation	$ 3.2	$ 3.0